Exhibit 99.2

July 27th, 2022

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2022-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Single Family Residential Partners VI, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 716 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[SIGNATURES ON FOLLOWING PAGE]

Executed as of the day and year first above written.

BCHH, Inc.

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property Code	HOA Status
1070843	Apparent Non-HOA Property
1073175	Apparent Non-HOA Property
1075628	Apparent Non-HOA Property
1079142	Apparent Non-HOA Property
1079158	Apparent Non-HOA Property
1081469	Apparent Non-HOA Property
1085335	Apparent Non-HOA Property
1085556	Apparent Non-HOA Property
1085720	Apparent Non-HOA Property
1102108	Apparent Non-HOA Property
1118768	Apparent Non-HOA Property
1150715	Apparent Non-HOA Property
1153907	Apparent Non-HOA Property
1154010	Apparent Non-HOA Property
1154011	Apparent Non-HOA Property
1169664	Apparent Non-HOA Property
1178610	Apparent Non-HOA Property
1186171	Apparent Non-HOA Property
1186173	Apparent Non-HOA Property
1186174	Apparent Non-HOA Property
1187404	Apparent Non-HOA Property
1192793	Apparent Non-HOA Property
1203644	Apparent Non-HOA Property
1211111	Apparent Non-HOA Property
1218201	Apparent Non-HOA Property
1219299	Apparent Non-HOA Property
1235020	Apparent Non-HOA Property
1240968	Apparent Non-HOA Property
1246789	Apparent Non-HOA Property
1252682	Apparent Non-HOA Property
1253202	Apparent Non-HOA Property
1254618	Apparent Non-HOA Property
1261303	Apparent Non-HOA Property
1261306	Apparent Non-HOA Property
1270006	Apparent Non-HOA Property
1271173	Apparent Non-HOA Property
1272221	Apparent Non-HOA Property
1272861	Apparent Non-HOA Property

Property Code	HOA Status
1284493	Apparent Non-HOA Property
1292886	Apparent Non-HOA Property
1306720	Apparent Non-HOA Property
1307229	Apparent Non-HOA Property
1307708	Apparent Non-HOA Property
1312706	Apparent Non-HOA Property
1338458	Apparent Non-HOA Property
1339002	Apparent Non-HOA Property
1339005	Apparent Non-HOA Property
1340572	Apparent Non-HOA Property
1347894	Apparent Non-HOA Property
1353572	Apparent Non-HOA Property
1354856	Apparent Non-HOA Property
1355771	Apparent Non-HOA Property
1357148	Apparent Non-HOA Property
1381137	Apparent Non-HOA Property
1382456	Apparent Non-HOA Property
1383709	Apparent Non-HOA Property
1388625	Apparent Non-HOA Property
1391434	Apparent Non-HOA Property
1392792	Apparent Non-HOA Property
1392795	Apparent Non-HOA Property
1392820	Apparent Non-HOA Property
1392834	Apparent Non-HOA Property
1405939	Apparent Non-HOA Property
1413690	Apparent Non-HOA Property
1423485	Apparent Non-HOA Property
1424056	Apparent Non-HOA Property
1425052	Apparent Non-HOA Property
1430674	Apparent Non-HOA Property
1439707	Apparent Non-HOA Property
1442003	Apparent Non-HOA Property
1442067	Apparent Non-HOA Property
1442374	Apparent Non-HOA Property
1443955	Apparent Non-HOA Property
1445050	Apparent Non-HOA Property
1445302	Apparent Non-HOA Property
1447907	Apparent Non-HOA Property
1449466	Apparent Non-HOA Property
1453156	Apparent Non-HOA Property

Property Code	HOA Status
1460440	Apparent Non-HOA Property
1461018	Apparent Non-HOA Property
1466477	Apparent Non-HOA Property
1466672	Apparent Non-HOA Property
1474395	Apparent Non-HOA Property
1476109	Apparent Non-HOA Property
1476116	Apparent Non-HOA Property
1477455	Apparent Non-HOA Property
1477677	Apparent Non-HOA Property
1479841	Apparent Non-HOA Property
1479992	Apparent Non-HOA Property
1480126	Apparent Non-HOA Property
1480277	Apparent Non-HOA Property
1480290	Apparent Non-HOA Property
1480412	Apparent Non-HOA Property
1497084	Apparent Non-HOA Property
1501376	Apparent Non-HOA Property
1504471	Apparent Non-HOA Property
1504908	Apparent Non-HOA Property
1505392	Apparent Non-HOA Property
1505931	Apparent Non-HOA Property
1506417	Apparent Non-HOA Property
1506615	Apparent Non-HOA Property
1506756	Apparent Non-HOA Property
1506760	Apparent Non-HOA Property
1509693	Apparent Non-HOA Property
1510375	Apparent Non-HOA Property
1514207	Apparent Non-HOA Property
1514854	Apparent Non-HOA Property
1524722	Apparent Non-HOA Property
1525323	Apparent Non-HOA Property
1527907	Apparent Non-HOA Property
1534600	Apparent Non-HOA Property
1534647	Apparent Non-HOA Property
1534651	Apparent Non-HOA Property
1534869	Apparent Non-HOA Property
1535028	Apparent Non-HOA Property
1537337	Apparent Non-HOA Property
1538165	Apparent Non-HOA Property
1538220	Apparent Non-HOA Property

Property Code	HOA Status
1538223	Apparent Non-HOA Property
1551545	Apparent Non-HOA Property
1553554	Apparent Non-HOA Property
1554491	Apparent Non-HOA Property
1564968	Apparent Non-HOA Property
1573829	Apparent Non-HOA Property
1583418	Apparent Non-HOA Property
1587072	Apparent Non-HOA Property
1591575	Apparent Non-HOA Property
1595877	Apparent Non-HOA Property
1596639	Apparent Non-HOA Property
1597091	Apparent Non-HOA Property
1599628	Apparent Non-HOA Property
1599634	Apparent Non-HOA Property
1599653	Apparent Non-HOA Property
1600582	Apparent Non-HOA Property
1608379	Apparent Non-HOA Property
1609630	Apparent Non-HOA Property
1612554	Apparent Non-HOA Property
1617256	Apparent Non-HOA Property
1617967	Apparent Non-HOA Property
1620239	Apparent Non-HOA Property
1626141	Apparent Non-HOA Property
1626579	Apparent Non-HOA Property
1631363	Apparent Non-HOA Property
1632673	Apparent Non-HOA Property
1634682	Apparent Non-HOA Property
1639376	Apparent Non-HOA Property
1639407	Apparent Non-HOA Property
1642351	Apparent Non-HOA Property
1647054	Apparent Non-HOA Property
1649356	Apparent Non-HOA Property
1656153	Apparent Non-HOA Property
1659715	Apparent Non-HOA Property
1659938	Apparent Non-HOA Property
1668442	Apparent Non-HOA Property
1672531	Apparent Non-HOA Property
1673989	Apparent Non-HOA Property
1686165	Apparent Non-HOA Property
1688805	Apparent Non-HOA Property

Property Code	HOA Status
1689873	Apparent Non-HOA Property
1694120	Apparent Non-HOA Property
1696032	Apparent Non-HOA Property
1703526	Apparent Non-HOA Property
1703733	Apparent Non-HOA Property
1708624	Apparent Non-HOA Property
1716410	Apparent Non-HOA Property
1716522	Apparent Non-HOA Property
1724975	Apparent Non-HOA Property
1735268	Apparent Non-HOA Property
1737774	Apparent Non-HOA Property
1745483	Apparent Non-HOA Property
1748420	Apparent Non-HOA Property
1755179	Apparent Non-HOA Property
1755237	Apparent Non-HOA Property
1755270	Apparent Non-HOA Property
1755386	Apparent Non-HOA Property
1755392	Apparent Non-HOA Property
1755616	Apparent Non-HOA Property
1760068	Apparent Non-HOA Property
1760609	Apparent Non-HOA Property
1762784	Apparent Non-HOA Property
1773948	Apparent Non-HOA Property
1774386	Apparent Non-HOA Property
1774593	Apparent Non-HOA Property
1779243	Apparent Non-HOA Property
1780670	Apparent Non-HOA Property
1782000	Apparent Non-HOA Property
1785129	Apparent Non-HOA Property
1785409	Apparent Non-HOA Property
1785624	Apparent Non-HOA Property
1786666	Apparent Non-HOA Property
1787966	Apparent Non-HOA Property
1811309	Apparent Non-HOA Property
1816250	Apparent Non-HOA Property
1823414	Apparent Non-HOA Property
1828121	Apparent Non-HOA Property
1856156	Apparent Non-HOA Property
1858068	Apparent Non-HOA Property
1866670	Apparent Non-HOA Property

Property Code	HOA Status
1872671	Apparent Non-HOA Property
1873893	Apparent Non-HOA Property
1878222	Apparent Non-HOA Property
1878234	Apparent Non-HOA Property
1889039	Apparent Non-HOA Property
1908676	Apparent Non-HOA Property
1934154	Apparent Non-HOA Property
1952122	Apparent Non-HOA Property
1961370	Apparent Non-HOA Property
1995057	Apparent Non-HOA Property
1996731	Apparent Non-HOA Property
1999863	Apparent Non-HOA Property
2002902	Apparent Non-HOA Property
2004463	Apparent Non-HOA Property
2098977	Apparent Non-HOA Property
2165261	Apparent Non-HOA Property
2235773	Apparent Non-HOA Property
2601774	Apparent Non-HOA Property
3015749	Apparent Non-HOA Property
3424838	Apparent Non-HOA Property
7163692	Apparent Non-HOA Property
7663950	Apparent Non-HOA Property
7751223	Apparent Non-HOA Property
7894395	Apparent Non-HOA Property
7914479	Apparent Non-HOA Property
7938603	Apparent Non-HOA Property
7940768	Apparent Non-HOA Property
7941509	Apparent Non-HOA Property
7941538	Apparent Non-HOA Property
7942606	Apparent Non-HOA Property
7942995	Apparent Non-HOA Property
7947642	Apparent Non-HOA Property
7957124	Apparent Non-HOA Property
7969053	Apparent Non-HOA Property
7994279	Apparent Non-HOA Property
7996815	Apparent Non-HOA Property
7999455	Apparent Non-HOA Property
8005207	Apparent Non-HOA Property
8015654	Apparent Non-HOA Property
8016133	Apparent Non-HOA Property

Property Code	HOA Status
8016610	Apparent Non-HOA Property
8018301	Apparent Non-HOA Property
8019107	Apparent Non-HOA Property
8019218	Apparent Non-HOA Property
8024050	Apparent Non-HOA Property
8029008	Apparent Non-HOA Property
8029849	Apparent Non-HOA Property
8036048	Apparent Non-HOA Property
8036050	Apparent Non-HOA Property
8036054	Apparent Non-HOA Property
8036056	Apparent Non-HOA Property
8036059	Apparent Non-HOA Property
8036063	Apparent Non-HOA Property
8036064	Apparent Non-HOA Property
8046351	Apparent Non-HOA Property
8051106	Apparent Non-HOA Property
8051570	Apparent Non-HOA Property
8052401	Apparent Non-HOA Property
8053929	Apparent Non-HOA Property
8054320	Apparent Non-HOA Property
8056010	Apparent Non-HOA Property
8058934	Apparent Non-HOA Property
8061698	Apparent Non-HOA Property
8061772	Apparent Non-HOA Property
8061823	Apparent Non-HOA Property
8067217	Apparent Non-HOA Property
8068511	Apparent Non-HOA Property
8069366	Apparent Non-HOA Property
8073506	Apparent Non-HOA Property
8076180	Apparent Non-HOA Property
8077029	Apparent Non-HOA Property
8077579	Apparent Non-HOA Property
8077824	Apparent Non-HOA Property
8078684	Apparent Non-HOA Property
8078983	Apparent Non-HOA Property
8081574	Apparent Non-HOA Property
8090349	Apparent Non-HOA Property
8090845	Apparent Non-HOA Property
8091150	Apparent Non-HOA Property
8093602	Apparent Non-HOA Property

Property Code	HOA Status
8100661	Apparent Non-HOA Property
8101248	Apparent Non-HOA Property
8107059	Apparent Non-HOA Property
8107903	Apparent Non-HOA Property
8107913	Apparent Non-HOA Property
8109967	Apparent Non-HOA Property
8109983	Apparent Non-HOA Property
8110044	Apparent Non-HOA Property
8110107	Apparent Non-HOA Property
8110496	Apparent Non-HOA Property
8110577	Apparent Non-HOA Property
8111902	Apparent Non-HOA Property
8112580	Apparent Non-HOA Property
8122245	Apparent Non-HOA Property
8123695	Apparent Non-HOA Property
8129314	Apparent Non-HOA Property
8129683	Apparent Non-HOA Property
8131228	Apparent Non-HOA Property
8133709	Apparent Non-HOA Property
8143502	Apparent Non-HOA Property
8144714	Apparent Non-HOA Property
8144951	Apparent Non-HOA Property
8145764	Apparent Non-HOA Property
8146639	Apparent Non-HOA Property
8152190	Apparent Non-HOA Property
8158956	Apparent Non-HOA Property
8164045	Apparent Non-HOA Property
8164904	Apparent Non-HOA Property
8167003	Apparent Non-HOA Property
8167868	Apparent Non-HOA Property
8171610	Apparent Non-HOA Property
8172636	Apparent Non-HOA Property
8172678	Apparent Non-HOA Property
8173029	Apparent Non-HOA Property
8173937	Apparent Non-HOA Property
8174432	Apparent Non-HOA Property
8175273	Apparent Non-HOA Property
8176542	Apparent Non-HOA Property
8177264	Apparent Non-HOA Property
8179623	Apparent Non-HOA Property

Property Code	HOA Status
8192180	Apparent Non-HOA Property
8196991	Apparent Non-HOA Property
8197067	Apparent Non-HOA Property
8197626	Apparent Non-HOA Property
8200608	Apparent Non-HOA Property
8201456	Apparent Non-HOA Property
8201608	Apparent Non-HOA Property
8204850	Apparent Non-HOA Property
8208297	Apparent Non-HOA Property
8209342	Apparent Non-HOA Property
8210072	Apparent Non-HOA Property
8210076	Apparent Non-HOA Property
8210492	Apparent Non-HOA Property
8210581	Apparent Non-HOA Property
8210592	Apparent Non-HOA Property
8210683	Apparent Non-HOA Property
8210914	Apparent Non-HOA Property
8212672	Apparent Non-HOA Property
8214263	Apparent Non-HOA Property
8214658	Apparent Non-HOA Property
8217038	Apparent Non-HOA Property
8217876	Apparent Non-HOA Property
8218152	Apparent Non-HOA Property
8221814	Apparent Non-HOA Property
8223040	Apparent Non-HOA Property
8226353	Apparent Non-HOA Property
8228714	Apparent Non-HOA Property
8229666	Apparent Non-HOA Property
8231076	Apparent Non-HOA Property
8231914	Apparent Non-HOA Property
8233330	Apparent Non-HOA Property
8237468	Apparent Non-HOA Property
8238312	Apparent Non-HOA Property
8238325	Apparent Non-HOA Property
8241360	Apparent Non-HOA Property
8244208	Apparent Non-HOA Property
8246613	Apparent Non-HOA Property
8247833	Apparent Non-HOA Property
8251699	Apparent Non-HOA Property
8251784	Apparent Non-HOA Property

Property Code	HOA Status
8253970	Apparent Non-HOA Property
8258783	Apparent Non-HOA Property
8258851	Apparent Non-HOA Property
8260016	Apparent Non-HOA Property
8262940	Apparent Non-HOA Property
8266480	Apparent Non-HOA Property
8268061	Apparent Non-HOA Property
8268667	Apparent Non-HOA Property
8269360	Apparent Non-HOA Property
8270105	Apparent Non-HOA Property
8271169	Apparent Non-HOA Property
8271880	Apparent Non-HOA Property
8272032	Apparent Non-HOA Property
8273631	Apparent Non-HOA Property
8276342	Apparent Non-HOA Property
8280812	Apparent Non-HOA Property
8280878	Apparent Non-HOA Property
8281958	Apparent Non-HOA Property
8282427	Apparent Non-HOA Property
8283280	Apparent Non-HOA Property
8283442	Apparent Non-HOA Property
8283890	Apparent Non-HOA Property
8284118	Apparent Non-HOA Property
8284483	Apparent Non-HOA Property
8285311	Apparent Non-HOA Property
8285985	Apparent Non-HOA Property
8286793	Apparent Non-HOA Property
8287244	Apparent Non-HOA Property
8290875	Apparent Non-HOA Property
8293693	Apparent Non-HOA Property
8295151	Apparent Non-HOA Property
8295204	Apparent Non-HOA Property
8295492	Apparent Non-HOA Property
8295548	Apparent Non-HOA Property
8295611	Apparent Non-HOA Property
8297134	Apparent Non-HOA Property
8298351	Apparent Non-HOA Property
8299225	Apparent Non-HOA Property
8299963	Apparent Non-HOA Property
8300442	Apparent Non-HOA Property

Property Code	HOA Status
8300780	Apparent Non-HOA Property
8301161	Apparent Non-HOA Property
8301230	Apparent Non-HOA Property
8301967	Apparent Non-HOA Property
8303098	Apparent Non-HOA Property
8303279	Apparent Non-HOA Property
8306856	Apparent Non-HOA Property
8314878	Apparent Non-HOA Property
8315104	Apparent Non-HOA Property
8315109	Apparent Non-HOA Property
8323849	Apparent Non-HOA Property
8323864	Apparent Non-HOA Property
8325139	Apparent Non-HOA Property
8325369	Apparent Non-HOA Property
8326620	Apparent Non-HOA Property
8327105	Apparent Non-HOA Property
8327804	Apparent Non-HOA Property
8330965	Apparent Non-HOA Property
8331924	Apparent Non-HOA Property
8333775	Apparent Non-HOA Property
8333788	Apparent Non-HOA Property
8333799	Apparent Non-HOA Property
8333800	Apparent Non-HOA Property
8333801	Apparent Non-HOA Property
8333809	Apparent Non-HOA Property
8333811	Apparent Non-HOA Property
8333812	Apparent Non-HOA Property
8333813	Apparent Non-HOA Property
8336420	Apparent Non-HOA Property
8336600	Apparent Non-HOA Property
8336770	Apparent Non-HOA Property
8336917	Apparent Non-HOA Property
8336926	Apparent Non-HOA Property
8338217	Apparent Non-HOA Property
8338664	Apparent Non-HOA Property
8338939	Apparent Non-HOA Property
8339195	Apparent Non-HOA Property
8339274	Apparent Non-HOA Property
8344961	Apparent Non-HOA Property
8345545	Apparent Non-HOA Property

Property Code	HOA Status
8345921	Apparent Non-HOA Property
8346730	Apparent Non-HOA Property
8347119	Apparent Non-HOA Property
8347145	Apparent Non-HOA Property
8347227	Apparent Non-HOA Property
8347286	Apparent Non-HOA Property
8347287	Apparent Non-HOA Property
8347388	Apparent Non-HOA Property
8347518	Apparent Non-HOA Property
8348495	Apparent Non-HOA Property
8348528	Apparent Non-HOA Property
8348548	Apparent Non-HOA Property
8348716	Apparent Non-HOA Property
8348866	Apparent Non-HOA Property
8349012	Apparent Non-HOA Property
8349569	Apparent Non-HOA Property
8350118	Apparent Non-HOA Property
8352594	Apparent Non-HOA Property
8353158	Apparent Non-HOA Property
8353810	Apparent Non-HOA Property
8355961	Apparent Non-HOA Property
8358460	Apparent Non-HOA Property
8358635	Apparent Non-HOA Property
8367424	Apparent Non-HOA Property
8367441	Apparent Non-HOA Property
8367914	Apparent Non-HOA Property
8367950	Apparent Non-HOA Property
8369234	Apparent Non-HOA Property
8370297	Apparent Non-HOA Property
8371832	Apparent Non-HOA Property
8371957	Apparent Non-HOA Property
8372683	Apparent Non-HOA Property
8374581	Apparent Non-HOA Property
8376666	Apparent Non-HOA Property
8376848	Apparent Non-HOA Property
8377215	Apparent Non-HOA Property
8377536	Apparent Non-HOA Property
8377665	Apparent Non-HOA Property
8380723	Apparent Non-HOA Property
8382010	Apparent Non-HOA Property

Property Code	HOA Status
8382244	Apparent Non-HOA Property
8382602	Apparent Non-HOA Property
8382699	Apparent Non-HOA Property
8383886	Apparent Non-HOA Property
8384644	Apparent Non-HOA Property
8385137	Apparent Non-HOA Property
8386927	Apparent Non-HOA Property
8388574	Apparent Non-HOA Property
8388823	Apparent Non-HOA Property
8388939	Apparent Non-HOA Property
8390839	Apparent Non-HOA Property
8391039	Apparent Non-HOA Property
8391090	Apparent Non-HOA Property
8391115	Apparent Non-HOA Property
8391361	Apparent Non-HOA Property
8393125	Apparent Non-HOA Property
8393507	Apparent Non-HOA Property
8394504	Apparent Non-HOA Property
8395741	Apparent Non-HOA Property
8396447	Apparent Non-HOA Property
8396732	Apparent Non-HOA Property
8397273	Apparent Non-HOA Property
8398283	Apparent Non-HOA Property
8398293	Apparent Non-HOA Property
8400798	Apparent Non-HOA Property
8402886	Apparent Non-HOA Property
8403227	Apparent Non-HOA Property
8405818	Apparent Non-HOA Property
8405936	Apparent Non-HOA Property
8407289	Apparent Non-HOA Property
8407291	Apparent Non-HOA Property
8408309	Apparent Non-HOA Property
8409196	Apparent Non-HOA Property
8409425	Apparent Non-HOA Property
8409429	Apparent Non-HOA Property
8409431	Apparent Non-HOA Property
8409443	Apparent Non-HOA Property
8409447	Apparent Non-HOA Property
8409448	Apparent Non-HOA Property
8409550	Apparent Non-HOA Property

Property Code	HOA Status
8411446	Apparent Non-HOA Property
8412335	Apparent Non-HOA Property
8412597	Apparent Non-HOA Property
8414629	Apparent Non-HOA Property
8415451	Apparent Non-HOA Property
8416070	Apparent Non-HOA Property
8418032	Apparent Non-HOA Property
8419819	Apparent Non-HOA Property
8420271	Apparent Non-HOA Property
8420571	Apparent Non-HOA Property
8421380	Apparent Non-HOA Property
8421387	Apparent Non-HOA Property
8422274	Apparent Non-HOA Property
8422841	Apparent Non-HOA Property
8423646	Apparent Non-HOA Property
8423779	Apparent Non-HOA Property
8425203	Apparent Non-HOA Property
8427184	Apparent Non-HOA Property
8428551	Apparent Non-HOA Property
8430255	Apparent Non-HOA Property
8432302	Apparent Non-HOA Property
8432959	Apparent Non-HOA Property
8433736	Apparent Non-HOA Property
8437456	Apparent Non-HOA Property
8437558	Apparent Non-HOA Property
8437606	Apparent Non-HOA Property
8437789	Apparent Non-HOA Property
8437882	Apparent Non-HOA Property
8438194	Apparent Non-HOA Property
8438262	Apparent Non-HOA Property
8439931	Apparent Non-HOA Property
8440227	Apparent Non-HOA Property
8444311	Apparent Non-HOA Property
8445178	Apparent Non-HOA Property
8445647	Apparent Non-HOA Property
8446791	Apparent Non-HOA Property
8448257	Apparent Non-HOA Property
8449732	Apparent Non-HOA Property
8449999	Apparent Non-HOA Property
8450914	Apparent Non-HOA Property

Property Code	HOA Status
8451549	Apparent Non-HOA Property
8455320	Apparent Non-HOA Property
8455449	Apparent Non-HOA Property
8455554	Apparent Non-HOA Property
8456640	Apparent Non-HOA Property
8456983	Apparent Non-HOA Property
8459002	Apparent Non-HOA Property
8459437	Apparent Non-HOA Property
8459875	Apparent Non-HOA Property
8460632	Apparent Non-HOA Property
8460809	Apparent Non-HOA Property
8461012	Apparent Non-HOA Property
8461349	Apparent Non-HOA Property
8462387	Apparent Non-HOA Property
8462444	Apparent Non-HOA Property
8465097	Apparent Non-HOA Property
8465335	Apparent Non-HOA Property
8465516	Apparent Non-HOA Property
8465526	Apparent Non-HOA Property
8465654	Apparent Non-HOA Property
8465967	Apparent Non-HOA Property
8466172	Apparent Non-HOA Property
8467249	Apparent Non-HOA Property
8467733	Apparent Non-HOA Property
8469643	Apparent Non-HOA Property
8469840	Apparent Non-HOA Property
8469860	Apparent Non-HOA Property
8469869	Apparent Non-HOA Property
8469870	Apparent Non-HOA Property
8469876	Apparent Non-HOA Property
8469896	Apparent Non-HOA Property
8469910	Apparent Non-HOA Property
8470056	Apparent Non-HOA Property
8470065	Apparent Non-HOA Property
8470076	Apparent Non-HOA Property
8470078	Apparent Non-HOA Property
8470084	Apparent Non-HOA Property
8470086	Apparent Non-HOA Property
8470087	Apparent Non-HOA Property
8470089	Apparent Non-HOA Property

Property Code	HOA Status
8470090	Apparent Non-HOA Property
8470121	Apparent Non-HOA Property
8470123	Apparent Non-HOA Property
8470339	Apparent Non-HOA Property
8471021	Apparent Non-HOA Property
8471160	Apparent Non-HOA Property
8471559	Apparent Non-HOA Property
8473209	Apparent Non-HOA Property
8473333	Apparent Non-HOA Property
8474196	Apparent Non-HOA Property
8477958	Apparent Non-HOA Property
8478110	Apparent Non-HOA Property
8478305	Apparent Non-HOA Property
8478759	Apparent Non-HOA Property
8480145	Apparent Non-HOA Property
8483347	Apparent Non-HOA Property
8486376	Apparent Non-HOA Property
8486775	Apparent Non-HOA Property
8488445	Apparent Non-HOA Property
8491207	Apparent Non-HOA Property
8492502	Apparent Non-HOA Property
8493287	Apparent Non-HOA Property
8493898	Apparent Non-HOA Property
8494517	Apparent Non-HOA Property
8495145	Apparent Non-HOA Property
8496023	Apparent Non-HOA Property
8496166	Apparent Non-HOA Property
8496230	Apparent Non-HOA Property
8496264	Apparent Non-HOA Property
8501212	Apparent Non-HOA Property
8502232	Apparent Non-HOA Property
8502625	Apparent Non-HOA Property
8505393	Apparent Non-HOA Property
8512071	Apparent Non-HOA Property
8512343	Apparent Non-HOA Property
8514417	Apparent Non-HOA Property
8514594	Apparent Non-HOA Property
8515731	Apparent Non-HOA Property
8515769	Apparent Non-HOA Property
8517428	Apparent Non-HOA Property

Property Code	HOA Status
8518147	Apparent Non-HOA Property
8518222	Apparent Non-HOA Property
8518229	Apparent Non-HOA Property
8518672	Apparent Non-HOA Property
8518782	Apparent Non-HOA Property
8524962	Apparent Non-HOA Property
8525337	Apparent Non-HOA Property
8525370	Apparent Non-HOA Property
8526477	Apparent Non-HOA Property
8529727	Apparent Non-HOA Property
8533887	Apparent Non-HOA Property
8533967	Apparent Non-HOA Property
8535392	Apparent Non-HOA Property
8538911	Apparent Non-HOA Property
8538912	Apparent Non-HOA Property
8538915	Apparent Non-HOA Property
8538916	Apparent Non-HOA Property
8538923	Apparent Non-HOA Property
8543634	Apparent Non-HOA Property
8544639	Apparent Non-HOA Property
8550707	Apparent Non-HOA Property
8554637	Apparent Non-HOA Property
8554640	Apparent Non-HOA Property
8554642	Apparent Non-HOA Property
8554651	Apparent Non-HOA Property
8554659	Apparent Non-HOA Property
8554662	Apparent Non-HOA Property
8555613	Apparent Non-HOA Property
8555852	Apparent Non-HOA Property
8557050	Apparent Non-HOA Property
8557373	Apparent Non-HOA Property
8558849	Apparent Non-HOA Property
8560433	Apparent Non-HOA Property
8560698	Apparent Non-HOA Property
8561018	Apparent Non-HOA Property
8562325	Apparent Non-HOA Property
8564795	Apparent Non-HOA Property
8565979	Apparent Non-HOA Property
8566533	Apparent Non-HOA Property
8567062	Apparent Non-HOA Property

Property Code	HOA Status
8567433	Apparent Non-HOA Property
8570091	Apparent Non-HOA Property
8573904	Apparent Non-HOA Property
8575415	Apparent Non-HOA Property
8575606	Apparent Non-HOA Property
8576436	Apparent Non-HOA Property
8579768	Apparent Non-HOA Property
8580983	Apparent Non-HOA Property
8581048	Apparent Non-HOA Property
8581087	Apparent Non-HOA Property
8597879	Apparent Non-HOA Property
8601207	Apparent Non-HOA Property
8601219	Apparent Non-HOA Property
8601224	Apparent Non-HOA Property
8604709	Apparent Non-HOA Property
8606649	Apparent Non-HOA Property
8607578	Apparent Non-HOA Property
8608395	Apparent Non-HOA Property
8615519	Apparent Non-HOA Property
8642235	Apparent Non-HOA Property
8645833	Apparent Non-HOA Property
8645844	Apparent Non-HOA Property
8651237	Apparent Non-HOA Property
8661256	Apparent Non-HOA Property
8694271	Apparent Non-HOA Property
8694274	Apparent Non-HOA Property
8696066	Apparent Non-HOA Property
8706592	Apparent Non-HOA Property
8706955	Apparent Non-HOA Property
8706957	Apparent Non-HOA Property
8722876	Apparent Non-HOA Property
8786241	Apparent Non-HOA Property
8807799	Apparent Non-HOA Property
8812991	Apparent Non-HOA Property
8847243	Apparent Non-HOA Property
8847244	Apparent Non-HOA Property
8847246	Apparent Non-HOA Property
8847248	Apparent Non-HOA Property